Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans receivable, allowance for loan losses (in Dollars)	$ 1,148	$ 941
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	9,000,000	9,000,000
Common stock, shares issued	1,388,625	1,388,625
Common stock, shares outstanding	909,285	947,849
Treasury stock, shares	479,340	440,776